Schedule of Issuance of Warrants with Notes Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Apr. 30, 2025	Apr. 04, 2025
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	201,965	239,464
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.8202	$ 0.8202
Proceeds from Issuance of Warrants	$ 155	$ 790
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01
Warrants and Rights Outstanding, Term	1 year	1 month
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.00	$ 3.00
Warrants and Rights Outstanding, Term	2 years	12 months